OPTIONS AND WARRANTS (Schedule of Activity in Options) (Details) - Share-based Payment Arrangement, Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning	5,042,500	2,587,500
Balance at beginning	$ 0.40	$ 0.35
Issued		2,500,000
Issued		$ 0.25
Cancelled	(500,000)	(45,000)
Cancelled	$ (0.25)	$ (0.25)
Balance at end	4,542,500	5,042,500
Balance at end	$ 0.41	$ 0.40
Aggregate Intrinsic Value	$ 118,148